Combined Prospectus	Sep. 25, 2025 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares Underlying the Public Warrants
Amount of Securities Previously Registered | shares	7,499,994
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 86,249,931
Form Type	F-1
File Number	333-282004
Initial Effective Date	Nov. 27, 2024
Combined Prospectus Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), Rezolve AI plc (the “Company”) is also registering an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)
No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-1 (File No. 333-282004), which was declared effective on November 27, 20254 (the “First F-1 Registration Statement”) because such securities are being transferred from the First F-1 Registration Statement pursuant to Rule 429(b) under the Securities Act.

Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Secondary Offering Ordinary Shares
Amount of Securities Previously Registered | shares	145,307,861
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 1,174,087,516.88
Form Type	F-1
File Number	333-282004
Initial Effective Date	Nov. 27, 2024
Combined Prospectus Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), Rezolve AI plc (the “Company”) is also registering an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)
No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-1 (File No. 333-282004), which was declared effective on November 27, 20254 (the “First F-1 Registration Statement”) because such securities are being transferred from the First F-1 Registration Statement pursuant to Rule 429(b) under the Securities Act.

Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Secondary Offering Ordinary Shares
Amount of Securities Previously Registered | shares	8,444,482
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 25,966,782.2
Form Type	F-1
File Number	333-284240
Initial Effective Date	Jan. 31, 2025
Combined Prospectus Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), Rezolve AI plc (the “Company”) is also registering an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(3)
No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-1 (File No. 333-284240), which was declared effective on January 31, 2025 (the “Second F-1 Registration Statement”) because such securities are being transferred from the Second F-1 Registration pursuant to Rule 429(b) under the Securities Act.

Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Secondary Offering Ordinary Shares
Amount of Securities Previously Registered | shares	13,793,812
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 29,518,757.7
Form Type	F-1
File Number	333-287390
Initial Effective Date	May 23, 2025
Combined Prospectus Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), Rezolve AI plc (the “Company”) is also registering an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)
No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-1 (File No. 333-287390), which was declared effective on May 23, 2025 (the “Third F-1 Registration Statement”) because such securities are being transferred from the Third F-1 Registration pursuant to Rule 429(b) under the Securities Act.

Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Secondary Offering Ordinary Shares
Amount of Securities Previously Registered | shares	20,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 56,400,000
Form Type	F-1
File Number	333-289103
Initial Effective Date	Sep. 16, 2025
Combined Prospectus Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), Rezolve AI plc (the “Company”) is also registering an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(5)
No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-1 (File No. 333-289103), which was declared effective on September 16, 2025 (the “Fourth F-1 Registration Statement”) because such securities are being transferred from the Fourth F-1 Registration pursuant to Rule 429(b) under the Securities Act.